Accounting and Reporting Changes	12 Months Ended
Dec. 31, 2021
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Accounting and Reporting Changes
Note 2    Accounting and Reporting Changes
(a) Changes in accounting and reporting policy
Interest Rate Benchmark Reform Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 were issued in August 2020, are related to interest rate benchmark reform and are effective retrospectively for annual periods beginning January 1, 2021. The amendments provide relief from modification of financial assets and liabilities, and discontinuation of hedge relationships, when changing risk free interest rate benchmarks due to interest rate benchmark reform. The amendments include a practical expedient to treat changes in risk free rates as a change to a floating interest rate with an update to the effective rate of interest, rather than as a change in future cash flows which might require adjustments to carrying values through recording a modification gain or loss. The Company’s exposure to these changes through invested assets, derivatives and subordinate debt is not significant and has not resulted in significant changes to the Company’s risk management strategies.
(b) Future accounting and reporting changes
(i) IFRS 9 “Financial Instruments”
IFRS 9 “Financial Instruments” was issued in November 2009 and amended in October 2010, November 2013 and July 2014, and is effective for years beginning on or after January 1, 2018, to be applied retrospectively, or on a modified retrospective basis. Additionally, the IASB issued amendments in October 2017 that are effective for annual periods beginning on or after January 1, 2019. In conjunction with the amendments to IFRS 17 “Insurance Contracts” issued in June 2020, the IASB amended IFRS 4 “Insurance Contracts” to permit eligible insurers to apply IFRS 9 effective January 1, 2023, alongside IFRS 17. The standard is intended to replace IAS 39 “Financial Instruments: Recognition and Measurement”.
The project has been divided into three phases: classification and measurement, impairment of financial assets, and hedge accounting. IFRS 9’s current classification and measurement methodology provides that financial assets are measured at either amortized cost or fair value on the basis of the entity’s business model for managing the financial assets and the contractual cash flow characteristics of the financial assets. The classification and measurement for financial liabilities remains generally unchanged; however, for a financial liability designated as at fair value through profit or loss, revisions have been made in the accounting for changes in fair value attributable to changes in the credit risk of that liability. Gains or losses caused by changes in an entity’s own credit risk on such liabilities are no longer recognized in profit or loss but instead are reflected in OCI.
Revisions to hedge accounting were issued in November 2013 as part of the overall IFRS 9 project. The amendment introduces a new hedge accounting model, together with corresponding disclosures about risk management activity for those applying hedge accounting. The new model represents a substantial overhaul of hedge accounting that will enable entities to better reflect their risk management activities in their financial statements.
Revisions issued in July 2014 replace the existing incurred loss model used for measuring the allowance for credit losses with an expected loss model. Changes were also made to the existing classification and measurement model designed primarily to address specific application issues raised by early adopters of the standard. They also address the income statement accounting mismatches and short-term volatility issues which have been identified as a result of the insurance contracts project.
The Company elected to defer IFRS 9 until January 1, 2023 as permitted under the June 2020 amendments to IFRS 4 “Insurance Contracts”. The Company is assessing the impact of this standard on the Company’s Consolidated Financial Statements.
(ii) IFRS 17 “Insurance Contracts”
IFRS 17 “Insurance Contracts” was issued in May 2017 to be effective for years beginning on January 1, 2021. Amendments to IFRS 17 “Insurance Contracts” were issued in June 2020 and include a two-year deferral of the effective date. IFRS 17 as amended, is effective for years beginning on January 1, 2023, to be applied retrospectively. If full retrospective application to a group of contracts is impractical, the modified retrospective or fair value methods may be used. The standard will replace IFRS 4 “Insurance Contracts” and will materially change the recognition and measurement of insurance contracts and the corresponding presentation and disclosures in the Company’s Financial Statements.
Narrow-scope amendments to IFRS 17 “Insurance Contracts” were issued in December 2021 and are effective on initial application of IFRS 17 and IFRS 9 “Financial Instruments” which the Company will adopt on January 1, 2023. The amendments remove accounting mismatches between insurance contract liabilities and financial assets in scope of IFRS 9 within comparative prior periods when initially applying IFRS 17 and IFRS 9. The amendments allow insurers to present comparative information on financial assets as if IFRS 9 were fully applicable during the comparative period. The amendments do not permit application of IFRS 9 hedge accounting principles to the comparative period. The Company is considering the effect of these amendments on its IFRS 9 transition disclosures.
The principles underlying IFRS 17 differ from CALM as permitted by IFRS 4. While there are many differences, the following outlines some of the key differences:

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Under IFRS 17 the discount rate used to estimate the present value of insurance contract liabilities is based on the characteristics of the liability, whereas under CALM, the Company uses the rates of returns for current and projected assets supporting insurance contract liabilities to value the liabilities. The difference in the discount rate approach also impacts the timing of investment-related experience earnings emergence. Under CALM, investment-related experience includes the impact of investing activities. The impact of investing activities is directly related to the CALM methodology. Under IFRS 17, the impact of investing activities will emerge over the life of the asset and is independent of the liability measurement.

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Under IFRS 17 the discount rate is not related to the expected return on ALDA and public equity assets, and as a result, the earnings sensitivity of a change in return assumptions for ALDA and public equity will be significantly reduced.

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Under IFRS 17 the discount rate used to present value future cashflows is disconnected from the assets the Company holds to support its insurance contract liabilities. As a result, the Company is considering electing the other comprehensive income option under IFRS 17 for insurance contract liabilities and the fair value through other comprehensive income option under IFRS 9 for fixed income assets.

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Under IFRS 17 new business gains are recorded on the Consolidated Statements of Financial Position (in the Contractual Service Margin component of the insurance contract liability) and amortized into income as services are provided. New business losses are recorded into income immediately. Under CALM, both new business gains and new business losses are recognized in income immediately.

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The change in timing of recognition of earnings under IFRS 17 does not impact the cash flows generated by the business, and, hence, IFRS 17 does not impact the economics of the Company’s business. The value of new business will be recorded in the Contractual Service Margin on the Consolidated Statements of Financial Position. An increase in the Contractual Service Margin is indicative of growth in future earnings, all else being equal.

The Company continues its assessment of the implications of this standard and expects that it will have a significant impact on the Company’s Consolidated Financial Statements. The establishment of a Contractual Service Margin on in-force business is expected to lead to an increase in insurance contract liabilities and a corresponding decrease in equity upon transition. The Contractual Service Margin represents unearned profits that are expected to amortize into income as services are provided. The Company continues to evaluate the potential impacts of all other changes including available accounting policy choices under IFRS 17 on the measurement of its insurance contract liabilities.
(iii) Annual Improvements 2018 – 2020 Cycle
Annual Improvements 2018 – 2020 Cycle was issued in May 2020 and is effective on or after January 1, 2022. The IASB issued four minor amendments to different standards as part of the Annual Improvements process, to be applied prospectively. Adoption of these amendments is not expected to have a significant impact on the Company’s Consolidated Financial Statements.
(iv) Amendments to IFRS 3 “Business Combinations”
Amendments to IFRS 3 “Business Combinations” were issued in May 2020, and are effective on or after January 1, 2022, with earlier application permitted. The amendments update references within IFRS 3 to the 2018 Conceptual Framework and require that the principles in IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” be used to identify liabilities and contingent assets arising from a business combination. Adoption of these amendments is not expected to have a significant impact on the Company’s Consolidated Financial Statements.
(v) Amendments to IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”
Amendments to IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” were issued in May 2020, and are effective on or after January 1, 2022, with earlier application permitted. The amendments address identifying onerous contracts and specify the cost of fulfilling a contract which includes all costs directly related to the contract. These include incremental direct costs and allocations of other costs that relate directly to fulfilling the contract. Adoption of these amendments is not expected to have a significant impact on the Company’s Consolidated Financial Statements.
(vi) Amendments to IAS 1 “Presentation of Financial Statements”
Amendments to IAS 1 “Presentation of Financial Statements” and IFRS Practice Statement 2 “Making Materiality Judgements” were issued in February 2021 and are effective prospectively on or after January 1, 2023 with earlier application permitted. The amendments address the process of selecting accounting policy disclosures, which will be based on assessments of the materiality of the accounting policies to the entity’s financial statements. Adoption of these amendments is not expected to have a significant impact on the Company’s Consolidated Financial Statements.

(vii) Amendments to IAS 8 “Accounting Policies, Changes to Accounting Estimates and Errors”
Amendments to IAS 8 “Accounting Policies, Changes to Accounting Estimates and Errors” were issued in February 2021, and are effective prospectively on or after January 1, 2023, with earlier application permitted. The amendments include new definitions of estimate and change in accounting estimate, intended to help clarify the distinction among changes in accounting estimates, changes in accounting policies, and corrections of errors. Adoption of these amendments is not expected to have a significant impact on the Company’s Consolidated Financial Statements.